Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2022
Segment Reporting [Abstract]
Schedule of information by segment
	Machinery and Equipment sales	Construction materials sales	Municipal construction projects	Other services	Total
Revenue	$2,027,806	320,779	111,014	430,180	2,889,779
Cost of goods sold	1,792,470	461,857	45,286	215,361	2,514,974
Gross profit (loss)	235,336	(141,078)	65,728	214,819	374,805
Interest expense and charges	102,531	35,580	4,417	47,227	189,755
Interest income	1,899	43	44	307	2,293
Depreciation and amortization	70,724	373,873	1,257	88,311	534,165
Capital expenditures	(6,696)	0	-	173,535	166,839
Income tax expenses	-	-	10,013.00	18,754.00	28,767.00
Segment loss	(3,692,157)	(821,405)	(30,046)	(1,225,237)	(5,768,846)
Segment assets as of June 30, 2022	$14,785,402	13,177,842	79,016	5,855,663	33,897,923

	Machinery and Equipment sales	Construction materials sales	Municipal construction projects	Other services	Total
Revenue	$1,146,818	608,014	-	-	1,754,832
Cost of goods sold	933,205	703,494	-	-	1,636,699
Gross profit	213,612	(95,479)	-	-	118,133
Interest expense and charges	157,695	18,322	119,528	-	295,545
Interest income	1,410	23	33	-	1,466
Depreciation and amortization	76,429	300,555	440	-	377,424
Capital expenditures	39,887	-	-	-	39,887
Income tax expenses	-	-	-	-	0
Segment loss	(4,868,167)	(1,547,591)	(900,161)	-	(7,315,919)
Segment assets as of June 30, 2021	$9,162,607	44,730,680	99,358	1,251	53,993,896